LEASES (Table)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows:
Six Months Ended June 30, 2020
Cash payments for operating leases	$113

Schedule of Future Lease Payments
Future lease payments under operating leases as of June 20, 2020 were as follows:

Operating
Leases
Remainder of 2020	$103
2021	$179
2022	$56
2023	$-
Total future lease payments	$338
Less imputed interest	(13)
Total lease liability balance	$325